Goodwill and Finite Lived Intangible Assets - Schedule of Identified Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Identified intangible assets Gross	$ 1,466	$ 1,701
Identified intangible assets Accumulated Amortization	(1,390)	(1,069)
Total identified intangible assets net	76	632
Customer Contracts [Member]
Identified intangible assets Gross	549	784
Identified intangible assets Accumulated Amortization	(526)	(510)
Total identified intangible assets net	$ 23	$ 274
Amortizable Period (years)	3 years
Customer Contracts [Member] | Minimum [Member]
Amortizable Period (years)		3 years
Customer Contracts [Member] | Maximum [Member]
Amortizable Period (years)		5 years
Proprietary Software [Member]
Identified intangible assets Gross	$ 917	$ 917
Identified intangible assets Accumulated Amortization	(864)	(559)
Total identified intangible assets net	$ 53	$ 358
Amortizable Period (years)	3 years	3 years